Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Rati Sahi Levesque(1)		John Koryl(1)		Robert Julian(1)		Julie Wainwright(1)		Average Summary Compen- sation Table Total for Non-PEO NEOs(4) ($)	Average Compen- sation Actually Paid to Non-PEO NEOs(5) ($)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(6) ($)	Net Loss(7) ($)
Year	Summary Compen- sation Table Total for PEO ($)(2)	Compen- sation Actually Paid to PEO(3) ($)	Summary Compen- sation Table Total for PEO ($)(2)	Compen-sation Actually Paid to PEO(3) ($)	Summary Compen- sation Table Total for PEO(2) ($)	Compen- sation Actually Paid to PEO(3) ($)	Summary Compen- sation Table Total for PEO(2) ($)	Compen- sation Actually Paid to PEO(3) ($)

2024	11,496,401	41,753,414	2,464,918	5,569,168	327,229	327,229	—	—	3,438,818	9,843,894	94.14	134,202,000
2023	2,045,929	2,617,004	4,428,149	7,709,649	2,045,929	2,582,719	—	—	1,336,500	1,876,296	10.29	168,472,000
2022	3,246,285	(3,852,982)	—	—	2,070,494	(6,765,822)	5,360,969	(4,077,100)	1,037,349	(3,143,353)	59.42	196,445,000

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Ms. Sahi Levesque was promoted to the role of the Company’s CEO on October 28, 2024. Mr. Koryl served as the Company’s CEO from February 6, 2023 to October 28, 2024. Our founder Ms. Wainwright stepped down as the Company’s CEO and Board Chair on June 7, 2022, and Ms. Sahi Levesque and Mr. Julian served as the Company’s Co-Interim CEOs from June 7, 2022 to February 5, 2023.
(2)     The dollar amounts reported are the amounts of total compensation reported in the Summary Compensation Table for our PEOs Mr. Koryl and Ms. Sahi Levesque for fiscal year 2024; Mr. Koryl, Ms. Sahi Levesque and Mr. Julian for fiscal year 2023; and Ms. Sahi Levesque, Mr. Julian and Ms. Wainwight, respectively, in the Summary Compensation Table for fiscal year 2022.
	The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our PEOs, in the Summary Compensation Table for fiscal years 2024, 2023 and 2022. For 2024, our non-PEO NEOs included: Ajay Gopal, Todd Suko, Chatelle Lynch, Luke Friang, and Robert Julian. For 2023, our non-PEO NEOs included: Todd Suko and Luke Friang. For 2022, our non-PEO NEOs included: Todd Suko and Arnie Katz.
Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent the amount of “compensation actually paid” to Ms. Sahi Levesque, Mr. Koryl, Mr. Julian and Ms. Wainwight, respectively, as computed in accordance with SEC rules. The dollar amounts reported do not reflect the actual amount of compensation earned by or paid to each PEO. The dollar amounts reported are the amounts of total compensation reported for Ms. Sahi Levesque, Mr. Koryl, Mr. Julian and Ms. Wainwight, respectively, during the applicable year, adjusted for (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, and (iii) value of equity awards issued and vested during the reported fiscal year. The Company does not offer a defined benefit pension plan, so no pension adjustments were made. See Table below for further information.

PEO: Rati Sahi Levesque
Year	Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards for PEO(1) ($)	Fair Value as of Year End for Unvested Awards Granted During the Year ($)	Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years ($)	Fair Value of Awards Granted and Vested During the Year ($)	Fair Value Increase or Decrease from Prior Year End for Awards that Vested During the Year ($)	Compensation Actually Paid to PEO ($)

2024	11,496,401	10,000,000	34,292,875	2,124,595	427,875	3,411,668	41,753,414
2023	2,045,929	640,000	829,125	89,880	179,667	112,402	2,617,004
2022	3,246,285	2,577,977	337,615	(3,385,059)	69,152	(1,542,998)	(3,852,982)

PEO: John Koryl
Year	Deduct Summary Compensation Table Total for PEO ($)	Add Reported Value of Equity Awards for PEO(1) ($)	Add Fair Value as of Year End for Unvested Awards Granted During the Year ($)	Add Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years ($)	Add Fair Value of Awards Granted and Vested During the Year ($)	Add Fair Value Increase or Decrease from Prior Year End for Awards that Vested During the Year ($)	Compensation Actually Paid to PEO ($)

2024	2,464,918	1,077,000	—	—	—	4,181,250	5,569,168
2023	4,428,149	2,246,000	5,527,500	—	—	—	7,709,649
2022	—	—	—	—	—	—	—

Non-PEO NEO Average Total Compensation Amount	$ 3,438,818	$ 1,336,500	$ 1,037,349
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,843,894	1,876,296	(3,143,353)
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the average amount of “compensation actually paid”, as computed in accordance with SEC rules, for our NEOs, other than our PEOs. The dollar amounts reported do not reflect the actual amount of compensation earned by or paid to each PEO. The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our PEOs, in the Summary Compensation Table for fiscal years 2024, 2023 and 2022, adjusted for (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, and (iii) value of equity awards issued and vested during the reported fiscal year. The Company does not offer a defined benefit pension plan, so no pension adjustments were made. See Table below for further information.

Non-PEO NEOs
Year	Summary Compensation Table Total for Non-PEO NEOs ($)	Reported Value of Equity Awards for Non-PEO NEOs(1) ($)	Fair Value as of Year End for Unvested Awards Granted During the Year ($)	Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years ($)	Fair Value of Awards Granted and Vested During the Year ($)	Fair Value Increase or Decrease from Prior Year End for Awards that Vested During the Year ($)	Compensation Actually Paid to Non-PEO NEOs ($)

2024	3,438,818	2,395,000	6,438,453	670,446	304,766	1,386,411	9,843,894
2023	1,336,500	456,875	575,363	321,751	53,900	45,657	1,876,296
2022	1,037,349	660,584	80,911	(2,652,328)	24,203	(972,902)	(3,143,353)

Compensation Actually Paid vs. Total Shareholder Return
Our total shareholder return (“TSR”), as set forth in the above table, during the three-year period ending December 31, 2024 decreased by 5%, compared to an increase of 49% for the Russell 3000 index over the same period. Over the three-year period, our net income (loss) improved by $101.9MM during this period, and our Adjusted EBITDA increased by $136.2MM.
During 2024, our one-year TSR improved over 443% compared to only a 22% increase for the Russell 3000 index during this period. Over this period, the Company saw net income (loss) improve by $34.4MM and Adjusted EBITDA improve by $64.5MM.
Over the three-year period ending December 31, 2024, Ms. Levesque saw compensation actually paid increase from a negative ($3.3MM) to positive $41.7MM. Over the same period, Mr. Julian saw compensation actually paid increase from a negative ($6.6MM) to a $327k. Because Mr. Koryl joined the Company in February 2023, there is only a one-year comparison for Mr. Koryl, with compensation decreasing from $7.7MM in 2023 to $41k in 2024. The three-year average compensation actually paid for other non-PEO NEOs increased from ($3.1MM) to $9.8MM.

Compensation Actually Paid vs. Net Income
Our total shareholder return (“TSR”), as set forth in the above table, during the three-year period ending December 31, 2024 decreased by 5%, compared to an increase of 49% for the Russell 3000 index over the same period. Over the three-year period, our net income (loss) improved by $101.9MM during this period, and our Adjusted EBITDA increased by $136.2MM.
During 2024, our one-year TSR improved over 443% compared to only a 22% increase for the Russell 3000 index during this period. Over this period, the Company saw net income (loss) improve by $34.4MM and Adjusted EBITDA improve by $64.5MM.
Over the three-year period ending December 31, 2024, Ms. Levesque saw compensation actually paid increase from a negative ($3.3MM) to positive $41.7MM. Over the same period, Mr. Julian saw compensation actually paid increase from a negative ($6.6MM) to a $327k. Because Mr. Koryl joined the Company in February 2023, there is only a one-year comparison for Mr. Koryl, with compensation decreasing from $7.7MM in 2023 to $41k in 2024. The three-year average compensation actually paid for other non-PEO NEOs increased from ($3.1MM) to $9.8MM.

Compensation Actually Paid vs. Company Selected Measure
Our total shareholder return (“TSR”), as set forth in the above table, during the three-year period ending December 31, 2024 decreased by 5%, compared to an increase of 49% for the Russell 3000 index over the same period. Over the three-year period, our net income (loss) improved by $101.9MM during this period, and our Adjusted EBITDA increased by $136.2MM.
During 2024, our one-year TSR improved over 443% compared to only a 22% increase for the Russell 3000 index during this period. Over this period, the Company saw net income (loss) improve by $34.4MM and Adjusted EBITDA improve by $64.5MM.
Over the three-year period ending December 31, 2024, Ms. Levesque saw compensation actually paid increase from a negative ($3.3MM) to positive $41.7MM. Over the same period, Mr. Julian saw compensation actually paid increase from a negative ($6.6MM) to a $327k. Because Mr. Koryl joined the Company in February 2023, there is only a one-year comparison for Mr. Koryl, with compensation decreasing from $7.7MM in 2023 to $41k in 2024. The three-year average compensation actually paid for other non-PEO NEOs increased from ($3.1MM) to $9.8MM.

Total Shareholder Return Vs Peer Group
Our total shareholder return (“TSR”), as set forth in the above table, during the three-year period ending December 31, 2024 decreased by 5%, compared to an increase of 49% for the Russell 3000 index over the same period. Over the three-year period, our net income (loss) improved by $101.9MM during this period, and our Adjusted EBITDA increased by $136.2MM.
During 2024, our one-year TSR improved over 443% compared to only a 22% increase for the Russell 3000 index during this period. Over this period, the Company saw net income (loss) improve by $34.4MM and Adjusted EBITDA improve by $64.5MM.
Over the three-year period ending December 31, 2024, Ms. Levesque saw compensation actually paid increase from a negative ($3.3MM) to positive $41.7MM. Over the same period, Mr. Julian saw compensation actually paid increase from a negative ($6.6MM) to a $327k. Because Mr. Koryl joined the Company in February 2023, there is only a one-year comparison for Mr. Koryl, with compensation decreasing from $7.7MM in 2023 to $41k in 2024. The three-year average compensation actually paid for other non-PEO NEOs increased from ($3.1MM) to $9.8MM.

Total Shareholder Return Amount	$ 94.14	10.29	59.42
Net Income (Loss)	$ 134,202,000	$ 168,472,000	$ 196,445,000
PEO Name	Mr. Koryl and Ms. Sahi Levesque	Mr. Koryl, Ms. Sahi Levesque and Mr. Julian	Ms. Sahi Levesque, Mr. Julian and Ms. Wainwight
Additional 402(v) Disclosure	Reflects the cumulative shareholder return over the measurement period, computed in accordance with SEC rules, assuming an investment of $100 in our common shares at a price per share equal to the closing price of our common stock on the last trading day before the commencement of the applicable fiscal year and the measurement end point of the closing price of our common stock on the last trading day in the applicable fiscal year. For 2024, the closing price of our common stock on December 29, 2023 was $2.01 (the last trading day preceding December 31, 2023), and the closing price of our common stock on December 31, 2024 was $10.93. For 2023, the closing price of our common stock on December 30, 2022 (the last trading day preceding December 31, 2022) was $1.25, and the closing price of our common stock on December 29, 2023 was $2.01 (the last trading day preceding December 31, 2023). For 2022, the closing price of our common stock on December 31, 2021 was $11.61, and the closing price of our common stock on December 30, 2022 was $1.25.
(7)    Reflects net income (loss) reflected in the Company’s audited financial statements for the applicable year.
To calculate the amounts in the “Compensation Actually Paid to PEO” columns in the table above, the following amounts were deducted from and added to (as applicable) each of our PEO’s “Total” compensation as reported in the Summary Compensation Table:
(1)    Represents the grant date fair value of the equity awards to our PEO, as reported in the Summary Compensation Table.
To calculate the amounts in the “Compensation Actually Paid to Non-PEO NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) the average “Total” compensation of our Non-PEO NEOs as reported in the Summary Compensation Table:
(1)    Represents the grant date fair value of the equity awards to our Non-PEO NEOs, as reported in the Summary Compensation Table.

MS. Rati Sahi Levesque [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 11,496,401	$ 2,045,929	$ 3,246,285
PEO Actually Paid Compensation Amount	41,753,414	2,617,004	(3,852,982)
MR. John Koryl [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	2,464,918	4,428,149	0
PEO Actually Paid Compensation Amount	5,569,168	7,709,649	0
MR. Robert Julian [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	327,229	2,045,929	2,070,494
PEO Actually Paid Compensation Amount	327,229	2,582,719	(6,765,822)
MS. Julie Wainwright [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			5,360,969
PEO Actually Paid Compensation Amount			(4,077,100)
PEO | MS. Rati Sahi Levesque [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,000,000)	(640,000)	(2,577,977)
PEO | MS. Rati Sahi Levesque [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,292,875	829,125	337,615
PEO | MS. Rati Sahi Levesque [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,124,595	89,880	(3,385,059)
PEO | MS. Rati Sahi Levesque [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	427,875	179,667	69,152
PEO | MS. Rati Sahi Levesque [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,411,668	112,402	(1,542,998)
PEO | MR. John Koryl [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,077,000)	(2,246,000)	0
PEO | MR. John Koryl [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	5,527,500	0
PEO | MR. John Koryl [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | MR. John Koryl [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | MR. John Koryl [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,181,250	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,395,000)	(456,875)	(660,584)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,438,453	575,363	80,911
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	670,446	321,751	(2,652,328)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	304,766	53,900	24,203
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,386,411	$ 45,657	$ (972,902)